Operating Lease Right-of-Use Asset	3 Months Ended
Mar. 31, 2019
Operating Lease Right-of-use Asset
Operating Lease Right-of-Use Asset

NOTE 8 - Operating Lease Right-of-Use Asset

As of March 31, 2019, the cost and accumulated amortization for operating lease right-of-use asset were as follows:

March 31, 2019
(Unaudited)
Right-of-used asset	$700,065
Accumulated amortization	(115,710)
Net	$584,355